Note 23 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$3,529	$-	$3,529	$-
Forward Freight Agreements-asset position	11,210	-	11,210	-
Bunker swap agreements-liability position	(2,509)	-	(2,509)	-
Interest rate swaps-asset position	20,691	-	20,691	-
Interest rate caps-asset position	26,417	-	26,417	-
Cross-currency rate swaps-liability position	(11,633)	-	(11,633)	-
Total	$47,705	$-	$47,705	$-
	June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$317	$-	$317	$-
Forward currency contracts-liability position	(49)	-	(49)	-
Forward Freight Agreements-asset position	34,582	-	34,582	-
EUA futures-asset position	320	-	320	-
Bunker swap agreements-asset position	1,778	-	1,778	-
Bunker swap agreements-liability position	(199)	-	(199)	-
Interest rate swaps-asset position	23,261	-	23,261	-
Interest rate caps-asset position	25,727	-	25,727	-
Cross-currency rate swaps-liability position	(14,818)	-	(14,818)	-
Total	$70,919	$-	$70,919	$-